CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Fulfillment USD ($)	Dec. 31, 2014 Fulfillment CNY	Dec. 31, 2013 Fulfillment CNY	Dec. 31, 2012 Fulfillment CNY	Dec. 31, 2014 Marketing USD ($)	Dec. 31, 2014 Marketing CNY	Dec. 31, 2013 Marketing CNY	Dec. 31, 2012 Marketing CNY	Dec. 31, 2014 Technology and content USD ($)	Dec. 31, 2014 Technology and content CNY	Dec. 31, 2013 Technology and content CNY	Dec. 31, 2012 Technology and content CNY	Dec. 31, 2014 General and administrative USD ($)	Dec. 31, 2014 General and administrative CNY	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY
Net revenues
Online direct sales	$ 17,494,965	108,549,258	67,017,977	40,334,551
Services and others	1,040,044	6,453,059	2,321,835	1,045,970
Total net revenues	18,535,009	115,002,317	69,339,812	41,380,521
Operating expenses
Cost of revenues	(16,380,015)	(101,631,443)	(62,495,538)	(37,898,387)
Fulfillment	(1,300,172)	(8,067,048)	(4,108,939)	(3,061,024)
Marketing	(646,340)	(4,010,280)	(1,590,171)	(1,096,765)
Technology and content	(295,896)	(1,835,919)	(963,653)	(636,346)
General and administrative	(847,768)	(5,260,064)	(760,338)	(639,097)
Total operating expenses	(19,470,191)	(120,804,754)	(69,918,639)	(43,331,619)
Loss from operations	(935,182)	(5,802,437)	(578,827)	(1,951,098)
Other income/(expense)
Interest income	102,769	637,641	343,770	175,751
Interest expense	(4,646)	(28,825)	(8,437)	(8,324)
Others, net	34,907	216,587	193,555	60,325
Loss before tax	(802,152)	(4,977,034)	(49,939)	(1,723,346)
Income tax (expenses) /benefits	(3,114)	(19,324)	40	(6,127)
Net loss	(805,266)	(4,996,358)	(49,899)	(1,729,473)
Preferred shares redemption value accretion	(1,282,539)	(7,957,640)	(2,435,366)	(1,587,454)
Net loss attributable to holders of permanent equity securities	(2,087,805)	(12,953,998)	(2,485,265)	(3,316,927)
Net loss	(805,266)	(4,996,358)	(49,899)	(1,729,473)
Other comprehensive loss:
Foreign currency translation adjustments	(19,600)	(121,612)	(137,921)	(7,546)
Net change in unrealized gains on available-for-sale securities:
Unrealized gains, nil of tax	11,489	71,286	96,501
Reclassification adjustment for gains included in interest income, nil of tax	(9,216)	(57,181)	(73,277)
Net unrealized gains on available-for-sale securities	2,273	14,105	23,224
Total other comprehensive loss	(17,327)	(107,507)	(114,697)	(7,546)
Comprehensive loss	(822,593)	(5,103,865)	(164,596)	(1,737,019)
Net loss per share of permanent equity securities
Basic	$ (0.86)	(5.35)	(1.47)	(2.18)
Diluted	$ (0.86)	(5.35)	(1.47)	(2.18)
Weighted average number of permanent equity securities
Basic	2,419,668,247	2,419,668,247	1,694,495,048	1,523,639,783
Diluted	2,419,668,247	2,419,668,247	1,694,495,048	1,523,639,783
Share-based compensation expenses					$ (20,730)	(128,623)	(81,013)	(77,393)	$ (3,799)	(23,570)	(8,741)	(8,979)	$ (12,808)	(79,469)	(33,269)	(25,176)	$ (647,566)	(4,017,886)	(138,150)	(113,491)